Law Offices

STRADLEY, RONON, STEVENS & YOUNG, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, D.C. 20036

(202) 822-9611

August 2, 2013

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EGA Emerging Global Shares Trust (the “Trust”) File Nos. 333-155709; 811-22255 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus from July 29, 2013 for the Funds listed on Appendix A and the Statements of Additional Information from July 29, 2013 for the Funds listed on Appendix B that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission (“SEC”) electronically on July 26, 2013 (filing date changed to July 29, 2013) (Accession No. 0000891092-13-006526) and deemed effective by the SEC on July 29, 2013.

Please direct questions or comments relating to this filing to me at (202) 419-8423 or in my absence, to Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Aaron T. Gilbride

Aaron T. Gilbride

Appendix A

•	EGShares GEMS Composite ETF
•	EGShares Basic Materials GEMS ETF
•	EGShares Consumer Goods GEMS ETF
•	EGShares Consumer Services GEMS ETF
•	EGShares Energy GEMS ETF
•	EGShares Financials GEMS ETF
•	EGShares Health Care GEMS ETF
•	EGShares Industrials GEMS ETF
•	EGShares Technology GEMS ETF
•	EGShares Telecom GEMS ETF
•	EGShares Utilities GEMS ETF
•	EGShares Emerging Markets Metals & Mining ETF
•	EGShares Emerging Markets Consumer ETF
•	EGShares India Consumer ETF
•	EGShares India Financials ETF
•	EGShares India Health Care ETF
•	EGShares India Industrials ETF
•	EGShares India Technology ETF
•	EGShares India Basic Materials ETF
•	EGShares India Energy ETF
•	EGShares Low Volatility India Dividend ETF
•	EGShares Low Volatility Emerging Markets Dividend ETF
•	EGShares Emerging Markets Food and Agriculture ETF
•	EGShares Beyond BRICs ETF
•	EGShares Emerging Markets Domestic Demand ETF

Appendix B

•	EGShares GEMS Composite ETF
•	EGShares Basic Materials GEMS ETF
•	EGShares Consumer Goods GEMS ETF
•	EGShares Consumer Services GEMS ETF
•	EGShares Energy GEMS ETF
•	EGShares Financials GEMS ETF
•	EGShares Health Care GEMS ETF
•	EGShares Industrials GEMS ETF
•	EGShares Technology GEMS ETF
•	EGShares Telecom GEMS ETF
•	EGShares Utilities GEMS ETF
•	EGShares Emerging Markets Metals & Mining ETF
•	EGShares Emerging Markets Consumer ETF
•	EGShares India Consumer ETF
•	EGShares India Financials ETF
•	EGShares India Health Care ETF
•	EGShares India Industrials ETF
•	EGShares India Technology ETF
•	EGShares India Basic Materials ETF
•	EGShares India Energy ETF
•	EGShares Low Volatility India Dividend ETF
•	EGShares Low Volatility Emerging Markets Dividend ETF
•	EGShares Emerging Markets Food and Agriculture ETF
•	EGShares India Infrastructure ETF
•	EGShares China Infrastructure ETF
•	EGShares Brazil Infrastructure ETF
•	EGShares India Small Cap ETF
•	EGShares China Mid Cap ETF
•	EGShares Brazil Mid Cap ETF
•	EGShares Emerging Markets Core ETF
•	EGShares Emerging Markets Core Dividend ETF
•	EGShares Emerging Markets Core Balanced ETF
•	EGShares India Consumer Goods ETF
•	EGShares Turkey Small Cap ETF
•	EGShares South Africa Small Cap ETF
•	EGShares Beyond BRICs Emerging Asia Consumer ETF
•	EGShares Emerging Markets Balanced Income ETF
•	EGShares Beyond BRICs Emerging Asia Small Cap ETF
•	EGShares Emerging Markets Consumer Small Cap ETF
•	EGShares Emerging Markets Real Estate ETF
•	EGShares Beyond BRICs Emerging Asia Infrastructure ETF
•	EGShares Low Volatility China Dividend ETF
•	EGShares Low Volatility Brazil Dividend ETF